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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                  FORM N-23C-3

                        NOTIFICATION OF REPURCHASE OFFER

                             PURSUANT TO RULE 23C-3


1.     INVESTMENT COMPANY ACT FILE NUMBER: 811-21590

       DATE OF NOTIFICATION:  June 7, 2006

2.     EXACT NAME OF INVESTMENT COMPANY AS SPECIFIED IN REGISTRATION STATEMENT:

       AIG STRATEGIC HEDGE FUND OF FUNDS

3.     ADDRESS OF PRINCIPAL EXECUTIVE OFFICE:

       599 Lexington Avenue, New York, NY 10022

4.     CHECK ONE OF THE FOLLOWING:

          A. [X] THE NOTIFICATION PERTAINS TO A PERIODIC REPURCHASE OFFER UNDER PARAGRAPH (b) OF RULE 23C-3.

          B. [ ] THE NOTIFICATION PERTAINS TO A DISCRETIONARY REPURCHASE OFFER UNDER PARAGRAPH (c) OF RULE 23C-3.

          C. [ ] THE NOTIFICATION PERTAINS TO A PERIODIC REPURCHASE OFFER UNDER PARAGRAPH (b) OF RULE 23C-3 AND A DISCRETIONARY REPURCHASE OFFER UNDER PARAGRAPH (c) OF RULE 23C-3.


                                BY:    /s/ Robert Discolo
                                NAME:  Robert Discolo
                                TITLE: President and Principal Executive Officer



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                        AIG STRATEGIC HEDGE FUND OF FUNDS

                 THIS IS NOTIFICATION OF THE SCHEDULED QUARTERLY
                                REPURCHASE OFFER.

                IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES
                      AT THIS TIME, NO ACTION IS NECESSARY.

June 7, 2006

Dear AIG Strategic Hedge Fund of Funds Shareholder:

This notice is to inform you of the date for the AIG Strategic Hedge Fund of Funds' ("Fund") quarterly repurchase offer. Shares of the Fund can currently be tendered for repurchase, at net asset value, only during one of the Fund's scheduled quarterly repurchase offers. If you are not interested in selling your shares at this time, no action is necessary.

This repurchase offer applies to all shareholders of the Fund.

This repurchase offer period will begin on June 7, 2006 and end on June 29, 2006. The purpose of this offer is to provide liquidity to the Fund's shareholders.

All repurchase requests must be made through AIG EQUITY SALES CORP. Should you wish to sell any of your shares during this repurchase offer period, please contact AIG EQUITY SALES CORP. at (212)770-9162 in order to participate in this repurchase offer no later than June 29, 2006. You may be charged a transaction fee for this service by AIG EQUITY SALES CORP.

ALL REPURCHASE REQUESTS MUST BE RECEIVED IN GOOD ORDER BY AIG EQUITY SALES CORP. ON OR BEFORE 4:00 P.M. EASTERN TIME ON JUNE 29, 2006.

IF YOU HAVE NO NEED OR DESIRE TO SELL SHARES, SIMPLY DISREGARD THIS NOTICE. WE WILL CONTACT YOU AGAIN NEXT QUARTER TO NOTIFY YOU OF THE NEXT REPURCHASE PRIVILEGE.

If you have any questions, please refer to the attached Repurchase Offer Statement, which contains additional important information about the repurchase offer, or contact AIG EQUITY SALES CORP.

                                        Sincerely,

                                        AIG Strategic Hedge Fund of Funds



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                        AIG STRATEGIC HEDGE FUND OF FUNDS
                           REPURCHASE OFFER STATEMENT

                                  June 7, 2006

This repurchase offer of the AIG Strategic Hedge Fund of Funds ("Fund") and acceptance of the repurchase offer by tender of shares of the Fund are made upon the terms and conditions set forth in this Repurchase Offer Statement and the Fund's currently effective registration statement.


1. THE OFFER. The Fund is offering to repurchase for cash up to five percent (5%) of its issued and outstanding shares of beneficial interest ("Shares") as of June 29, 2006 (see below, "Repurchase Request Deadline") at a price equal to the net asset value ("NAV") of the Shares as of the close of the New York Stock Exchange on the date the NAV for the Offer is determined ("Repurchase Pricing Date") upon the terms and conditions set forth herein, and in accordance with the Fund's currently effective registration statement, which terms constitute the "Offer." The purpose of the Offer is to provide liquidity to shareholders since no secondary market exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.


2. NET ASSET VALUE. The NAV of the Fund on June 2, 2006 was $11.02 per Share. You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submitted your repurchase request. Please call the Fund at (212)770-9162 for the Fund's most current NAV per share.


3. REPURCHASE REQUEST DEADLINE. All repurchase requests MUST be received in proper form by AIG Equity Sales Corp. on or before 4:00 p.m., Eastern Time, on June 29, 2006. You should be sure to advise AIG Equity Sales Corp. of your intentions in a timely manner. AIG Equity Sales Corp. will tender your shares to the Fund on your behalf. THE REPURCHASE REQUEST DEADLINE WILL BE STRICTLY OBSERVED. IF YOU FAIL TO SUBMIT YOUR REPURCHASE REQUEST IN GOOD ORDER TO AIG EQUITY SALES CORP. BY THE REPURCHASE REQUEST DEADLINE, YOU WILL BE UNABLE TO LIQUIDATE YOUR SHARES UNTIL A SUBSEQUENT REPURCHASE OFFER, AND YOU WILL HAVE TO RESUBMIT YOUR REQUEST FOR THAT OFFER. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline.


4. REPURCHASE PRICING DATE. The NAV per share for the Offer must be determined no later than July 13, 2006, which is within 14 days following the Repurchase Request Deadline. The Fund may use an earlier Repurchase Pricing Date provided that, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier date is not likely to result in significant dilution of the NAV of either stock that is tendered for repurchase or stock that is not tendered.


5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the Repurchase Pricing Date. An early repurchase fee equal to 2% of the value of the Shares repurchased by the Fund will apply if the date as of which the Shares are valued for purposes of the repurchase is within one year following the date of the shareholder's initial investment in the Fund.


6. PRO RATA REPURCHASE. If shareholders tender more Shares than the Repurchase Offer Amount for a given repurchase offer, the Fund may repurchase an additional amount of Shares not exceeding 2% of the Shares outstanding on the Repurchase Request Deadline. If shareholders tender more shares than the Fund decides to repurchase, whether the Repurchase Offer Amount or the Repurchase Offer Amount plus the 2% additional Shares, the Fund will repurchase the Shares on a pro rata basis, rounded down to the nearest full



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     Share. The Fund may, however, accept all Shares tendered by shareholders who own less than one hundred Shares and who tender all of their Shares before accepting on a pro rata basis Shares tendered by other shareholders.

    If pro-ration is necessary, the Fund will send a notice of pro-ration to AIG Equity Sales Corp. on the business day following the Repurchase Request Deadline. The number of Shares each shareholder asked to have repurchased will be reduced by the same percentage. If any Shares that you wish to have repurchased by the Fund are not repurchased because of pro-ration, you will have to wait until the next repurchase offer, and your repurchase request will not be given any priority over other shareholders' requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to sell in a given quarter or in any subsequent quarter. THERE IS NO ASSURANCE THAT YOU WILL BE ABLE TO SELL AS MANY OF YOUR SHARES AS YOU DESIRE TO SELL.


7. WITHDRAWAL OF SHARES TO BE REPURCHASED. Repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline, by submitting written notice to AIG Equity Sales Corp. In the event you decide to modify or withdraw your tender, you should provide AIG Equity Sales Corp. with sufficient notice prior to the Repurchase Request Deadline.


8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone this Offer in limited circumstances and only by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940. The limited circumstances include the following: (i) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (ii) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iv) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. You will be notified if the Fund suspends or postpones the Offer.


9. IN-KIND REPURCHASES. Under normal conditions, the Fund intends to repurchase Shares for cash. However, the Fund reserves the right to pay for all or a portion of repurchased Shares with an in-kind distribution of a portion of its portfolio securities.


10. TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in the Offer and should review the tax information in the Fund's prospectus. A tender of Shares pursuant to the Offer will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund; (ii) is treated as a distribution that is "substantially disproportionate;" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in the shareholder's proportionate interest.

      Under these rules, if a shareholder tenders all Shares that the shareholder owns or is considered to own, the shareholder will realize a taxable sale or exchange. If a shareholder tenders less than all of the Shares that the shareholder owns or is considered to own, the repurchase may not qualify as a sale or an exchange, and the proceeds received may be treated as a dividend, return of capital or capital gain, depending on the Fund's earnings and profits and the shareholder's basis in the tendered Shares. If that occurs, there is a risk that non-tendering shareholders may be considered to have received a deemed distribution as a result of the Fund's purchase of tendered Shares, and all or a portion of that deemed distribution may be taxable as a dividend.


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      The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange, the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.


   11. REQUESTS FOR REPURCHASE IN PROPER FORM. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund's interpretations of the terms and conditions of the Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the Fund, AIG Global Investment Corp., the Fund's investment adviser, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

                                      * * *

NEITHER THE FUND, ITS BOARD OF TRUSTEES, NOR AIG GLOBAL INVESTMENT CORP. MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE FUND'S PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

FOR THE FUND'S MOST RECENT NAV PER SHARE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, CONTACT AIG EQUITY SALES CORP. OR CALL THE AIG STRATEGIC HEDGE FUND OF FUNDS AT (212)770-9162.

DATE: June 7, 2006